Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ 51,766,000	$ (11,653,000)	$ 36,086,000
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred loan costs, fees and purchased premiums and discounts	6,347,000	4,437,000	5,606,000
Net amortization of premiums and discounts on securities	(3,745,000)	(819,000)	1,440,000
Net amortization of mortgage servicing rights	214,000	241,000	239,000
Amortization of intangible assets	2,171,000	2,191,000	2,350,000
Depreciation and amortization	8,602,000	8,221,000	7,767,000
Amortization of operating lease right-of-use assets	4,045,000	3,904,000	3,916,000
Loss on extinguishment of debt	0	3,447,000	300,000
Provision for credit losses	9,822,000	14,451,000	4,787,000
Net loss (gain) on securities transactions	(290,000)	35,851,000	10,847,000
Change in fair value of equity securities	(873,000)	(2,594,000)	(695,000)
Net gain on sale of loans held-for-sale	(799,000)	(906,000)	(1,214,000)
Gain on sale of other real estate owned	(281,000)	0	0
Loss on write-down of other real estate owned	0	640,000	0
(Gain) loss on sale of premises and equipment and other real estate owned, net	21,000	(188,000)	168,000
Deferred tax (benefit) expense	14,151,000	(5,986,000)	3,375,000
Increase in accrued interest receivable	(1,107,000)	(1,038,000)	(5,447,000)
Decrease (increase) in other assets	(29,432,000)	(12,440,000)	(33,992,000)
(Increase) decrease in accrued expenses and other liabilities	7,980,000	(7,298,000)	3,282,000
Income on bank-owned life insurance	(8,186,000)	(7,319,000)	(10,126,000)
Employee stock ownership plan expense	3,414,000	3,808,000	4,095,000
ESOP and stock compensation expense	4,736,000	6,497,000	7,979,000
Decrease in deferred compensation obligations under Rabbi Trust	(30,000)	(126,000)	(47,000)
Provision for credit losses	9,822,000	14,451,000	4,787,000
Gain (Loss) on Securitization of Financial Assets	(129,000)	0	0
Net cash provided by operating activities	68,397,000	33,321,000	40,716,000
Cash flows from investing activities:
Proceeds from sales of debt securities available for sale	15,656,000	321,233,000	277,022,000
Proceeds from sales of equity securities	698,000	0	0
Principal payments and maturities on debt securities available-for-sale	214,062,000	157,531,000	100,855,000
Principal payments and maturities on debt securities held-to-maturity	31,466,000	50,112,000	20,221,000
Purchases of debt securities available-for-sale	(272,138,000)	(404,743,000)	(124,618,000)
Purchases of debt securities held to maturity	(33,369,000)	(41,502,000)	0
Proceeds from sales of loans held-for-sale	35,375,000	18,895,000	121,372,000
Purchases of loans receivable	(150,882,000)	(78,719,000)	(14,729,000)
Net increase in loans receivable	(281,192,000)	2,249,000	(311,299,000)
Proceeds from bank-owned life insurance death benefits	0	5,000	1,364,000
Proceeds from redemptions of Federal Home Loan Bank stock	35,320,000	57,720,000	91,132,000
Purchase of FHLB of New York stock	(39,537,000)	(37,085,000)	(114,040,000)
Proceeds from sales of office properties and equipment	0	1,218,000	0
Additions to office properties and equipment	(9,836,000)	(7,446,000)	(7,635,000)
Proceeds from Sale of Foreclosed Assets	1,615,000	0	0
Purchase of insurance agency book of business	(1,400,000)	0	0
Net cash (used in) provided by investing activities	(454,162,000)	39,468,000	39,645,000
Cash flows from financing activities:
Net (decrease) increase in deposits	347,930,000	249,593,000	(154,603,000)
Proceeds from long-term borrowings	175,333,000	271,205,000	536,113,000
Payments on long-term borrowings	(104,418,000)	(484,922,000)	(11,300,000)
Net (decrease) increase in short-term borrowings	31,957,000	(237,825,000)	(93,165,000)
Repayment of term note	0	0	(30,300,000)
Decrease in advance payments by borrowers for taxes and insurance	339,000	1,944,000	(1,951,000)
Issuance of common stock for restricted stock awards	0	0	10,000
Purchase of treasury stock	(13,351,000)	(5,894,000)	(80,497,000)
Exercise of stock options	(1,000)	(99,000)	(24,000)
Repurchase of shares for taxes	(441,000)	(817,000)	(623,000)
Net cash provided by (used in) financing activities	437,348,000	(206,815,000)	163,660,000
Net (decrease) increase in cash and cash equivalents	51,583,000	(134,026,000)	244,021,000
Cash and cash equivalents at beginning of year	289,223,000	423,249,000	179,228,000
Cash and cash equivalents at end of year	340,806,000	289,223,000	423,249,000
Cash paid during the period for:
Interest on deposits and borrowings	249,917,000	274,376,000	183,568,000
Income tax payments, net of refunds	2,000	940,000	9,253,000
Non-cash investing and financing activities:
Transfer of loans receivable to real estate owned	0	1,974,000	0
Transfer of loans receivable to loans held-for-sale	34,727,000	18,079,000	120,955,000
Securitization of loans	13,340,000	0	0
Excise tax on net stock repurchases	137,000	42,000	800,000
Northfield Bancorp, Inc. [Member]
Cash flows from operating activities:
Net income (loss)	796,000	29,945,000	37,669,000
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of intangible assets	47,000	85,000	124,000
Depreciation and amortization	3,197,000	3,551,000	3,678,000
Amortization of operating lease right-of-use assets	4,768,000	4,660,000	4,731,000
Provision for credit losses	7,402,000	4,281,000	1,353,000
Net gain on sale of loans held-for-sale	0	(51,000)	(134,000)
(Gain) loss on sale of premises and equipment and other real estate owned, net	0	(3,402,000)	7,000
Increase in accrued interest receivable	(1,040,000)	(587,000)	(1,065,000)
Decrease (increase) in other assets	502,000	(9,428,000)	(8,947,000)
Income on bank-owned life insurance	(7,069,000)	(4,216,000)	(3,631,000)
Employee stock ownership plan expense	1,200,000	1,100,000	1,300,000
ESOP and stock compensation expense	4,994,000	4,249,000	4,365,000
Provision for credit losses	7,402,000	4,281,000	1,353,000
Goodwill impairment	41,012,000	0	0
Amortization of premiums and deferred loan costs, net of accretion of discounts and deferred loan fees	3,934,000	2,434,000	6,651,000
Amortization of debt issuance costs	223,000	223,000	223,000
Proceeds from loans held-for-sale		673,000	1,583,000
Origination of loans held-for-sale	0	(622,000)	(1,449,000)
Losses on available-for-sale debt securities, net	0	6,000	17,000
Gains on trading securities, net	(1,694,000)	(1,665,000)	(1,721,000)
Net sales (purchases) of trading securities	363,000	330,000	(77,000)
Deferred tax (benefit) provision	(984,000)	1,262,000	2,919,000
(Decrease) increase in accrued expenses and other liabilities	(2,753,000)	(623,000)	674,000
Net cash provided by operating activities	53,698,000	31,105,000	46,970,000
Cash flows from investing activities:
Proceeds from sales of debt securities available for sale	0	0
Principal payments and maturities on debt securities available-for-sale	569,106,000	895,191,000	247,455,000
Principal payments and maturities on debt securities held-to-maturity	997,000	571,000	877,000
Purchases of debt securities available-for-sale	(859,650,000)	(1,185,265,000)	(73,544,000)
Purchase of FHLB of New York stock	(63,761,000)	(25,962,000)	(45,318,000)
Net decrease in loans receivable	189,605,000	173,310,000	35,875,000
Purchase of loans	(25,848,000)	(5,076,000)	(3,781,000)
Redemption of FHLB of New York stock	53,087,000	29,735,000	36,033,000
Purchases of equity securities	0	(3,632,000)	(186,000)
Proceeds from sale of equity securities	9,261,000	0	0
Proceeds from sale of premises and equipment and other real estate owned	0	3,791,000	63,000
Purchases and improvements of premises and equipment	(1,150,000)	(1,154,000)	(3,605,000)
Net cash (used in) provided by investing activities	(128,353,000)	(118,491,000)	193,869,000
Cash flows from financing activities:
Net (decrease) increase in deposits	(122,668,000)	260,042,000	(271,784,000)
Decrease in advance payments by borrowers for taxes and insurance	(3,781,000)	(1,045,000)	(893,000)
Purchase of treasury stock	(15,351,000)	(18,677,000)	(37,173,000)
Dividends paid	(21,152,000)	(21,826,000)	(22,795,000)
Exercise of stock options	0	0	100,000
Proceeds from securities sold under agreements to repurchase and other borrowings	5,336,639,000	892,395,000	743,553,000
Repayments related to securities sold under agreements to repurchase and other borrowings	(5,102,825,000)	(1,085,265,000)	(468,140,000)
Net cash provided by (used in) financing activities	70,862,000	25,624,000	(57,132,000)
Net (decrease) increase in cash and cash equivalents	(3,793,000)	(61,762,000)	183,707,000
Cash and cash equivalents at beginning of year	167,744,000	229,506,000	45,799,000
Cash and cash equivalents at end of year	163,951,000	167,744,000	229,506,000
Cash paid during the period for:
Interest on deposits and borrowings	112,053,000	126,789,000	80,400,000
Income tax payments, net of refunds	10,735,000	7,358,000	18,374,000
Non-cash transactions:
Loans charged-off, net	4,441,000	6,633,000	6,435,000
Transfers of loans held-for-sale at fair value to loans held-for-investment	0	4,897,000	0
Right-of-use assets obtained in exchange for new lease liabilities	$ 2,786,000	$ 2,227,000	$ 645,000